FAIR VALUE DISCLOSURES - CARRYING VALUES AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments classified as Level 3	$ 39	$ 34
Financial Instruments [Abstract]
Policyholders' liabilities: Investment contracts	2,158	1,919
Policy loans	159	151
Reported Value Measurement
Financial Instruments [Abstract]
Policyholders' liabilities: Investment contracts	177	190
Policy loans	159	151
Estimate of Fair Value Measurement
Financial Instruments [Abstract]
Policyholders' liabilities: Investment contracts	184	200
Policy loans	189	184
Estimate of Fair Value Measurement | Level 3
Financial Instruments [Abstract]
Policyholders' liabilities: Investment contracts	184	200
Policy loans	$ 189	$ 184